Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of the Purchase Costs Paid Under the Terms of the Executed Agreements - Goodwill upon Acquisition [Member] - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of the Purchase Costs Paid Under the Terms of the Executed Agreements [Line Items]
Consideration transferred	$ 2,500,000	$ 2,500,000
Add: Non-controlling interest – 49%	1,768,961	1,768,961
Less: Sri Sai Net Assets	3,610,124	3,610,124
Goodwill	$ 658,837	$ 658,837